SCHEDULE OF PROPERTY AND EQUIPMENT NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Subtotal	$ 5,228,418	$ 4,812,266
Less: accumulated depreciation	2,185,146	1,894,741
Property and equipment, net	3,043,272	2,917,525
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	3,976,224	3,623,430
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	620,261	624,212
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	404,188	426,254
Vehicles and Canteen Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 227,745	$ 138,370